Recent Accounting Pronouncements Debt Issuance Costs (Details) (10-K) - USD ($) $ in Millions				12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost				$ (30)
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost	$ 32	$ 29	$ 29